SCHEDULE OF OPTIONS OUTSTANDING AND EXERCISABLE (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Intrinsic Value
Exercise Price Range 1.01 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.01	$ 1.01
Number of Options Outstanding	1,985,943	1,985,943
Number of Options Exercisable	1,985,943	1,985,943
Weighted Average Remaining Contractual Years	3 years	3 years 5 months 26 days
Intrinsic Value
Exercise Price Range 1.25 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.25	$ 1.25
Number of Options Outstanding	540,000	540,000
Number of Options Exercisable	533,888	527,777
Weighted Average Remaining Contractual Years	7 years 7 months 28 days	8 years 1 month 28 days
Intrinsic Value
Exercise Price Range 1.37 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.37	$ 1.37
Number of Options Outstanding	200,000	200,000
Number of Options Exercisable	200,000	200,000
Weighted Average Remaining Contractual Years	7 years 1 month 20 days	7 years 7 months 17 days
Intrinsic Value
Exercise Price Range 1.75 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.75	$ 1.75
Number of Options Outstanding	800,000	800,000
Number of Options Exercisable	520,000	360,000
Weighted Average Remaining Contractual Years	8 years 4 months 28 days	8 years 10 months 28 days
Intrinsic Value
Exercise Price Range 1.20 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 2.20	$ 2.20
Number of Options Outstanding	400,000	400,000
Number of Options Exercisable	240,000	120,000
Weighted Average Remaining Contractual Years	8 years 11 months 12 days	9 years 5 months 8 days
Intrinsic Value
Exercise Price Range 1.33 [Member]
Share-Based Payment Arrangement, Option, Exercise Price Range [Line Items]
Exercise Price	$ 1.33	$ 1.33
Number of Options Outstanding	3,925,943	3,925,943
Number of Options Exercisable	3,479,831	3,193,720
Weighted Average Remaining Contractual Years	5 years 6 months 21 days	6 years 21 days
Intrinsic Value